Financial instruments disclosures - Carrying Amounts And Fair Values (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Carrying Value
Borrowings	$ 12,405	$ 12,653
Fair Value
Borrowings	$ 14,558	$ 15,076